Schedule of Investments
October 31, 2020 (unaudited)
Ranger Small Cap Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 97.18%

Apparel Retailers - 0.25%
Boot Barn Holdings, Inc. (2)	2,088	66,858

Banks - 3.17%
Banc of California, Inc.	35,266	423,192
Home BancShares, Inc.	25,927	430,388

		853,580

Biotechnology - 4.36%
Medpace Holdings, Inc. (2)	7,675	851,465
PRA Health Sciences, Inc. (2)	3,299	321,455

		1,172,920

Building Materials: Other - 2.17%
TopBuild Corp. (2)	3,817	584,803

Computer Services - 10.99%
Box, Inc. Class A (2)	35,048	543,244
Endava PLC Class A ADR (United Kingdom) (2)	7,759	495,800
Mimecast Ltd. (United Kingdom) (2)	18,564	709,330
Qualys, Inc. (2)	4,116	361,591
Workiva, Inc. Class A (2)	15,365	849,838

		2,959,803

Consumer Digital Services - 1.49%
Magnite, Inc. (2)	44,463	401,501

Consumer Lending - 1.47%
LendingTree, Inc. (2)	1,223	395,751

Cosmetics - 1.68%
e.l.f. Beauty, Inc. (2)	22,250	451,008

Defense - 4.69%
Kratos Defense & Security Solutions, Inc. (2)	36,347	686,595
Mercury Systems, Inc. (2)	8,357	575,630

		1,262,225

Electronic Equipment: Gauges and Meters - 2.75%
Mesa Laboratories, Inc.	2,828	739,268

Food Retailers and Wholesalers - 3.46%
Grocery Outlet Holding Corp. (2)	21,154	931,199

Health Care Services - 4.49%
LHC Group (2)	3,557	770,268
Tabula Rasa HealthCare, Inc. (2)	12,680	437,967

		1,208,235

Home Construction - 2.80%
Skyline Champion Corp. (2)	29,385	753,725

Home Improvement Retailers - 1.89%
SiteOne Landscape Supply, Inc. (2)	4,255	508,430

Medical Equipment - 8.75%
BioTelemetry, Inc. (2)	9,650	410,897
BioLife Solutions, Inc. (2)	13,160	377,824
Integer Holdings Corp. (2)	1,769	103,398
LeMaitre Vascular, Inc.	8,878	288,357
Repligen Corp. (2)	7,060	1,175,984

		2,356,460

Medical Services - 3.56%
NeoGenomics, Inc. (2)	24,422	958,075

Medical Supplies - 4.72%
Conmed Corp.	5,885	458,853
Neogen Corp. (2)	11,658	813,029

		1,271,882

Oil Equipment and Services - 0.49%
Select Energy Services, Inc. Class A (2)	43,745	132,110

Pharmaceuticals - 1.60%
Heska Corp. (2)	3,661	429,545

Professional Business Support Services - 5.58%
Maximus, Inc.	7,310	494,010
WNS Holdings Ltd. ADR (India) (2)	17,510	1,009,276

		1,503,286

Restaurants and Bars - 2.92%
Texas Roadhouse, Inc. (2)	11,228	786,297

Semiconductors - 2.30%
CMC Materials, Inc.	2,000	284,380
nLight, Inc. (2)	3,862	82,029
Silicon Laboratories, Inc. (2)	2,464	252,461

		618,870

Software - 10.41%
AppFolio, Inc. Class A (2)	3,140	448,612
Cerence, Inc. (2)	5,560	303,465
Onespan, Inc. (2)	13,608	298,423
Pegasystems, Inc.	10,547	1,222,186
Simulations Plus, Inc.	8,153	528,477

		2,801,163

Specialty Chemicals - 2.03%
Quaker Chemical Corp.	2,868	547,186

Transaction Processing Services - 5.06%
Evo Payments, Inc. Class A (2)	39,159	825,080
i3 Verticals, Inc. Class A (2)	13,113	270,521
Repay Holdings Corporation Class A (2)	11,819	266,282

		1,361,883

Trucking - 4.10%
Marten Transport, Ltd.	32,408	497,301
SAIA, Inc. (2)	4,105	606,144

		1,103,445

Total Common Stocks	(Cost $ 22,713,862)	26,159,508

Short-Term Investment - 2.71%

First American Government Obligation Fund - Class Z 0.036% (3)	730,777	730,777

Total Short-Term Investment	(Cost $ 730,777)	730,777

Total Investments - 99.89%	(Cost $ 23,444,639)	26,890,285

Other Assets Less Liabilities - 0.11%		30,336

Total Net Assets - 100.00%		26,920,621

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2020 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$26,890,285	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$26,890,285	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) The yield shown represents the 7-day yield in effect at October 31, 2020.